SCHEDULE OF MATURITIES OF BANK LOANS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Short-Term Debt [Line Items]
Carrying amount	$ 6,437	$ 8,794	$ 7,981
Year one	972	1,328	4,241
Year two	976	1,333	203
Year three	3,239	4,424	203
Year four	854	1,166	203
Year five	396	543	203
Thereafter			2,928
Secured Floating Rate Bank Loans [Member]
Short-Term Debt [Line Items]
Carrying amount		8,676	7,841
Year one		1,304	4,218
Year two		1,309	180
Year three		4,400	180
Year four		1,142	180
Year five		521	180
Thereafter			2,903
Secured Floating Interest [Member]
Short-Term Debt [Line Items]
Carrying amount		118	140
Year one		24	23
Year two		24	23
Year three		24	23
Year four		24	23
Year five		22	23
Thereafter			$ 25